Annual Total Returns- Alger Growth and Income Fund - Z (Class Z Shares) [BarChart] - Class Z Shares - Alger Growth and Income Fund - AC - Class Z	2013	2014	2015	2016	2017	2018	2019	2020
Total	29.58%	12.44%	1.44%	10.51%	21.00%	(4.37%)	29.39%	15.65%